CONVERTIBLE NOTES - St. George Convertible Note - Additional Information (Details) - USD ($)	Jan. 01, 2020	Dec. 31, 2019
Convertible Debt | St. George Notes
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding	$ 617,663	$ 1,700,000